Financial Instruments and Risk Management - Summary of Put Option (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Put option	R$ 415		R$ 815
Put option for shares in RME [member]
Disclosure of detailed information about financial instruments [line items]
Put option		R$ 659
Put option for shares in RME [member] | Put Option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Put option			507
Put option - SAAG [member] | Put Option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Put option	419		312
Put / call options - Ativas and Sonda [member] | Put Option 1 [member]
Disclosure of detailed information about financial instruments [line items]
Put option	R$ (4)		R$ (4)